Share-based awards- General (Details) - shares		1 Months Ended	12 Months Ended
	Apr. 01, 2015	Sep. 30, 2014	Mar. 31, 2017
Share-based awards
Number of shares authorized but unissued			29,079,770
Share option and RSUs with four-year vesting schedule
Share-based awards
Vesting period			4 years
Vesting percentage per year after initial vesting			25.00%
Share option and RSUs with four-year vesting schedule | Maximum
Share-based awards
Expiry period			6 years
Share option and RSUs with four-year vesting schedule and initial vesting at first anniversary | Tranche one
Share-based awards
Vesting period			1 year
Vesting percentage			25.00%
Share option and RSUs with four-year vesting schedule and initial vesting at second anniversary | Tranche one
Share-based awards
Vesting period			2 years
Vesting percentage			50.00%
Share option and RSUs with six-year vesting schedule
Share-based awards
Vesting period			6 years
Share option and RSUs with six-year vesting schedule | Maximum
Share-based awards
Expiry period			8 years
2014 Plan
Share-based awards
Plan term		10 years
2014 Plan | Maximum
Share-based awards
Additional number of shares subject to award	25,000,000